Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9. Commitments and Contingencies
The Company leases its office and laboratory space under a noncancelable operating lease that was entered into in August 2018, as amended in June 2020, and expires in 2029. The Company has an option to extend for one additional term of five years
at the greater of the then-current base rent, or the then-current fair market value. The lease agreement includes provisions for a free-rent period and annual rent increases, which are accrued or deferred as appropriate such that rent expense for the lease is recognized on a straight-line basis over the lease term. The Company is responsible for real estate taxes, maintenance, and other operating expenses applicable to the leased premises. The lease provides for a tenant improvement allowance, at the cost of the lessor, not to exceed $14.7 million. Costs incurred by the Company for tenant improvements but not yet reimbursed by the landlord are presented on the accompanying consolidated balance sheets as tenant receivable. The Company posted a customary letter of credit in the amount of approximately $2.1 million as a security deposit. The letter of credit is subject to increase if the Company were to sublease any portion of the leased premises.
Rent expense for the three months ended September 30, 2019 and 2020 was $2.5 million and $1.8 million, respectively. Rent expense for the nine months ended September 30, 2019 and 2020 was $6.0 million and $5.5 million, respectively.

Future minimum lease payments as of September 30, 2020 are as follows:

Year Ending December 31,	(in thousands)
2020 (remaining 3 months)	$1,745
2021	7,053
2022	7,251
2023	7,441
2024	7,679
Thereafter	35,451

$66,620

401(k) Plan
The Company has a defined-contribution plan under Section 401(k) of the Internal Revenue Code of 1986 (the “401(k) Plan”). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis.
In September 2020, the Company adopted a match program for employee contributions to the 401(k) Plan up to a maximum of four percent of the employee’s salary for the year ended December 31, 2021.
Indemnification agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, contract research organizations, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and its executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. The Company has not incurred any material costs as a result of such indemnifications and is not currently aware of any indemnification claims.
Legal proceedings
The Company, from time to time, may be party to litigation arising in the ordinary course of business. The Company was not subject to any material legal proceedings during the three and nine months ended September 30, 2020.

11. Commitments and contingencies
The Company leases its office and laboratory space under a noncancelable operating lease that was entered into in August 2018, as amended in July 2019, and expires in 2029. The Company has an option to extend for one additional term of five years at the greater of the then-current base rent, or the then-current fair market value. The lease agreement includes provisions for a free-rent period and annual rent increases, which are accrued or deferred as appropriate such that rent expense for the lease is recognized on a straight-line basis over the lease term (see Note 2). The Company is responsible for real estate taxes, maintenance, and other operating expenses applicable to the leased premises. The lease provides for a tenant improvement allowance, at the cost of the lessor, not to exceed $14.7 million. Costs incurred by the Company for tenant improvements but not yet reimbursed by the landlord are presented on the accompanying consolidated balance sheets as tenant receivable. As of December 31, 2018 and 2019, the Company had a tenant receivable of $1.3 million and $0.4 million, respectively. The Company posted a customary letter of credit in the amount of approximately $2.1 million as a security deposit. The letter of credit is subject to increase if the Company were to sublease any portion of the leased premises.
Previously, the Company leased its office and laboratory space under noncancelable operating leases that expired during 2019.
Rent expense for the years ended December 31, 2018 and 2019 was $3.5 million and $7.9 million, respectively.
Future minimum lease payments as of December 31, 2019 are as follows:

Year ending December 31,	(in thousands)
2020	$6,867
2021	7,053
2022	7,251
2023	7,441
2024	7,679
Thereafter	35,451

$71,742

401(k) Plan
The Company has a defined-contribution plan under Section 401(k) of the Internal Revenue Code of 1986 (the “401(k) Plan”). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis.
As currently established, the Company is not required to make, and to date has not made, any contributions to the 401(k) Plan.
Indemnification agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, contract research organizations, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and its executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. The Company has not incurred any material costs as a result of such indemnifications and is not currently aware of any indemnification claims.
Legal proceedings
The Company, from time to time, may be party to litigation arising in the ordinary course of business. The Company was not subject to any material legal proceedings during the years ended December 31, 2018 and 2019.